PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of December 31,
	2019	2020
	RMB	RMB
Assets
Current assets
Cash	120,548,511	73,329,699
Term deposits	174,404,554	130,498,000
Restricted cash	135,130,713	168,469,077
Prepayments and other current assets	7,705,862	7,477,871
Total current assets	437,789,640	379,774,647
Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE’s subsidiaries	479,225,101	617,896,929
Total assets	917,014,741	997,671,576

Liabilities
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE’s subsidiaries	4,262,270	4,262,270
Accrued expenses and other current liabilities	451,354	35,062
Total current liabilities and total liabilities	4,713,624	4,297,332

Shareholders’ equity:
Class A ordinary shares	84,494	87,300
Class B ordinary shares	11,977	11,202
Additional paid-in capital	1,738,102,741	1,801,940,071
Accumulated other comprehensive loss	(13,895,942)	(43,016,027)
Accumulated deficit	(812,002,153)	(765,648,302)
Total shareholders’ equity	912,301,117	993,374,244
Total liabilities and shareholders’ equity	917,014,741	997,671,576

Schedule of condensed statements of results of operations

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total operating expenses	(1,908,610)	(3,810,862)	(7,308,201)
Changes in fair value of a convertible loan	(34,499,858)	—	—
Share of income (losses) from subsidiaries, consolidated VIE and VIE’s subsidiaries	(331,955,300)	174,142,290	47,710,647
Interest income	2,011,390	10,444,623	5,951,405

Income (loss) before income taxes	(366,352,378)	180,776,051	46,353,851
Income tax expense	—	—	—

Net income (loss)	(366,352,378)	180,776,051	46,353,851

Schedule of condensed statements of cash flows

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(351,432,253)	124,118,382	(55,920,062)
Net cash provided by (used in) investing activities	(19,902,073)	(144,813,597)	34,502,559
Net cash provided by (used in) financing activities	481,123,035	(2,133,713)	24,230,446
Effect of foreign currency exchange rate changes on cash and restricted cash	7,176,014	4,249,727	(16,693,391)

Net increase in cash and restricted cash	116,964,723	(18,579,201)	(13,880,448)

Cash and restricted cash at the beginning of the year	157,293,702	274,258,425	255,679,224

Cash and restricted cash at the end of the year	274,258,425	255,679,224	241,798,776